Net finance costs (Tables)	12 Months Ended
Dec. 31, 2025
Net Finance Costs [Abstract]
Summary of Net Finance Costs/(Income)	(a) Net finance costs/(income)

	2025 £m	2024 £m	2023 £m
Interest expense	1,658	1,704	1,786
Interest expense on lease liabilities	40	38	30
Facility fees	17	17	19
Impact of the early repurchase of bonds (note 8(b))	—	(590)	29
Interest related to adjusting tax payables (note 8(b))	117	80	71
Fair value changes on derivative financial instruments, hedged items and investments	521	90	599
Fair value change on other financial items (note 8(b))	4	19	(4)
The Approved Plans in Canada (note 8(b))	112	—	—
Venezuela net gain on monetary items (note 8(b))	(63)	—	—
Exchange differences	(373)	(9)	(449)
Finance costs	2,033	1,349	2,081
Interest income under the effective interest method	(214)	(251)	(186)
Finance income	(214)	(251)	(186)
Net finance costs	1,819	1,098	1,895